UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   19785 Village Office Court
           Suite 101
           Bend, OR  97702


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bend, OR                           8/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      405,821
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADMINISTAFF INC                COMMON         007094105    38680  1600976 SH       SOLE                 1600976      0    0
AMBASSADORS GROUP INC          COMMON         023177108     7964   705386 SH       SOLE                  705386      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    19764  2263942 SH       SOLE                 2263942      0    0
AMERICAN WOODMARK CORP         COMMON         030506109     8472   495435 SH       SOLE                  495435      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    43945  3344383 SH       SOLE                 3344383      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     4155  1579689 SH       SOLE                 1579689      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    33941 14141889 SH       SOLE                14141889      0    0
CASH STORE FINANCIAL           COMMON         14756F103    16350  1037425 SH       SOLE                 1037425      0    0
CGI GROUP INC                  COMMON         39945C109    10997   736596 SH       SOLE                  736596      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     5331   381616 SH       SOLE                  381616      0    0
COMERICA INC                   COMMON         200340107     4994   135598 SH       SOLE                  135598      0    0
COMMERCIAL VEHICLE GROUP INC   COMMON         202608105    10278  1006687 SH       SOLE                 1006687      0    0
CPI INTL INC                   COMMON         12618M100    10247   657289 SH       SOLE                  657289      0    0
DESTINATION MATERNITY          COMMON         25065D100      467    18472 SH       SOLE                   18472      0    0
DRESS BARN INC                 COMMON         261570105    27886  1171183 SH       SOLE                 1171183      0    0
KENEXA CORPORATION             COMMON         488879107    27897  2324717 SH       SOLE                 2324717      0    0
MAIDENFORM BRANDS INC          COMMON         560305104     5023   246697 SH       SOLE                  246697      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1251    80836 SH       SOLE                   80836      0    0
PANTRY INC DEL                 COMMON         698657103     5941   421044 SH       SOLE                  421044      0    0
REGIS CORPORATION              COMMON         758932107    33785  2169856 SH       SOLE                 2169856      0    0
RURAL METRO CORP               COMMON         781748108    20481  2516113 SH       SOLE                 2516113      0    0
TNS INC                        COMMON         872960109    31563  1809823 SH       SOLE                 1809823      0    0
WEBSENSE INC                   COMMON         947684106    25083  1327149 SH       SOLE                 1327149      0    0
WEST COAST BANCORP ORE NEW     COMMON         952145100    11326  4441700 SH       SOLE                 4441700      0    0


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